RESTRUCTURING COSTS (Tables)	9 Months Ended
Sep. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Disclosure of Activities Related to Restructuring
The following table summarizes the workforce reduction activities related to restructuring:

	September 30, 2024	December 31, 2023
	$	$
Liability beginning of period	711,622	—
Expenses	2,163,269	1,426,487
Payments	(2,581,409)	(714,865)
Liability end of period	293,482	711,622